INCOME TAXES (10K) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					$ 51,347,180
Research Activities Carryforwards					$ 531,440
Period of cumulative changes in ownership considered for limit on operating loss and tax credit carryforwards					3 years
Minimum percentage of cumulative changes in ownership considered for limit on operating loss and tax credit carryforwards (in hundredths)					50.00%
Deferred tax assets [Abstract]
Net operating loss carryforwards					$ 18,279,724	$ 17,657,746
Intangible assets					188,944	247,248
Other					554,404	512,286
Total gross deferred tax assets					19,023,072	18,417,280
Deferred tax liabilities [Abstract]
Property and equipment					33,696	72,347
Total gross deferred tax liabilities					33,696	72,347
Net total of deferred assets and liabilities					18,989,376	18,344,933
Valuation allowance					(18,989,376)	(18,344,933)
Net deferred tax assets					0	0
Increase in valuation allowance					644,443	1,065,354
Reconciliation of expected statutory federal income tax rate to actual income tax rate [Abstract]
Expected income tax (benefit) at federal statutory tax rate -35%					(681,109)	(1,137,320)
Permanent differences					52,273	21,754
Research tax credits					(19,491)	(15,882)
Amortization of deferred start up costs					0	0
Valuation allowance					648,327	1,131,448
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	0
Federal statutory tax rate (in hundredths)					35.00%
Liability for unrecognized tax benefits					$ 0	$ 0
2021 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					34,248
Research Activities Carryforwards					0
2023 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					95,666
Research Activities Carryforwards					0
2024 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					910,800
Research Activities Carryforwards					13,584
2025 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					1,687,528
Research Activities Carryforwards					21,563
2026 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					11,950,281
Research Activities Carryforwards					60,797
2027 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					3,431,365
Research Activities Carryforwards					85,052
2028 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					8,824,940
Research Activities Carryforwards					139,753
2029 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					6,889,761
Research Activities Carryforwards					81,940
2030 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					5,113,583
Research Activities Carryforwards					41,096
2031 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					3,728,626
Research Activities Carryforwards					43,592
2032 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					3,695,792
Research Activities Carryforwards					8,690
2033 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					3,187,559
Research Activities Carryforwards					15,882
2034 [Member]
Expiration of Operating Loss Carryforwards and Research Credit Carryforwards [Line Items]
Consolidated Operating Loss Carryforwards					1,797,031
Research Activities Carryforwards					$ 19,491